UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Growth
Strategies Fund

Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

1.797931.108

AAG-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 18.0%
Automobiles - 0.8%
Tesla Motors, Inc. (a)	8,219	$ 274,597
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc.	2,315	180,524
Hotels, Restaurants & Leisure - 2.3%
BJ's Restaurants, Inc. (a)	3,489	173,229
Buffalo Wild Wings, Inc. (a)	2,500	216,225
Panera Bread Co. Class A (a)	1,429	220,895
Texas Roadhouse, Inc. Class A	11,300	189,049
		799,398
Media - 1.1%
Discovery Communications, Inc. (a)	7,987	372,594
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	4,324	382,717
Specialty Retail - 4.7%
Abercrombie & Fitch Co. Class A	4,973	227,714
Body Central Corp. (a)	13,011	362,226
Limited Brands, Inc.	9,635	448,317
Tractor Supply Co.	4,338	370,769
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,700	224,748
		1,633,774
Textiles, Apparel & Luxury Goods - 7.5%
Liz Claiborne, Inc. (a)(d)	43,867	429,019
Michael Kors Holdings Ltd.	8,900	384,925
PVH Corp.	5,248	446,132
Ralph Lauren Corp.	3,194	554,894
Under Armour, Inc. Class A (sub. vtg.) (a)	4,624	412,646
Warnaco Group, Inc. (a)	6,400	375,744
		2,603,360
TOTAL CONSUMER DISCRETIONARY		6,246,964
CONSUMER STAPLES - 4.9%
Beverages - 1.9%
Dr Pepper Snapple Group, Inc.	8,700	331,035
Monster Beverage Corp. (a)	5,434	310,770
		641,805
Food & Staples Retailing - 1.0%
Whole Foods Market, Inc.	4,321	348,878
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.5%
Green Mountain Coffee Roasters, Inc. (a)(d)	6,081	$ 395,083
Origin Agritech Ltd. (a)	46,686	112,980
		508,063
Tobacco - 0.5%
Lorillard, Inc.	1,431	187,575
TOTAL CONSUMER STAPLES		1,686,321
ENERGY - 15.6%
Energy Equipment & Services - 4.7%
Cameron International Corp. (a)	6,100	339,831
Dresser-Rand Group, Inc. (a)	3,367	176,835
Heckmann Corp. (a)(d)	146,530	747,303
Rowan Companies, Inc. (a)	9,900	365,013
		1,628,982
Oil, Gas & Consumable Fuels - 10.9%
Alpha Natural Resources, Inc. (a)	9,534	176,951
Amyris, Inc. (a)(d)	11,864	63,828
Bumi PLC	22,183	275,958
Cabot Oil & Gas Corp.	10,916	380,750
Cobalt International Energy, Inc. (a)	14,100	423,846
EV Energy Partners LP	5,438	386,859
EXCO Resources, Inc. (d)	27,418	195,490
Genel Energy PLC	5,500	70,695
Oasis Petroleum, Inc. (a)	11,766	377,336
Plains Exploration & Production Co. (a)	8,250	363,578
QEP Resources, Inc.	11,900	406,266
Range Resources Corp.	4,700	299,296
SM Energy Co.	2,200	173,184
Solazyme, Inc. (d)	13,546	186,664
		3,780,701
TOTAL ENERGY		5,409,683
FINANCIALS - 1.2%
Real Estate Management & Development - 1.2%
Altisource Portfolio Solutions SA (a)	6,635	427,559
Common Stocks - continued
	Shares	Value
HEALTH CARE - 16.5%
Biotechnology - 8.1%
Alexion Pharmaceuticals, Inc. (a)	4,749	$ 397,634
Human Genome Sciences, Inc. (a)(d)	46,738	368,295
Idenix Pharmaceuticals, Inc. (a)(d)	61,365	722,266
InterMune, Inc. (a)	19,600	263,032
Theravance, Inc. (a)	11,250	210,375
Threshold Pharmaceuticals, Inc. (a)	24,900	129,231
United Therapeutics Corp. (a)	7,500	357,975
Vertex Pharmaceuticals, Inc. (a)	9,100	354,172
		2,802,980
Health Care Equipment & Supplies - 7.0%
ArthroCare Corp. (a)	21,530	561,933
Cyberonics, Inc. (a)	20,973	780,824
Insulet Corp. (a)	9,888	194,991
NuVasive, Inc. (a)	29,743	466,668
Zeltiq Aesthetics, Inc.	5,349	59,267
Zoll Medical Corp. (a)	4,852	354,924
		2,418,607
Health Care Technology - 0.9%
Merge Healthcare, Inc. (a)	47,672	311,298
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	3,600	184,500
TOTAL HEALTH CARE		5,717,385
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.0%
BE Aerospace, Inc. (a)	7,500	343,800
Building Products - 2.4%
Lennox International, Inc.	9,680	378,778
Owens Corning (a)	14,000	443,100
		821,878
Construction & Engineering - 1.0%
Fluor Corp.	5,700	344,736
Electrical Equipment - 2.2%
Cooper Industries PLC Class A	7,200	440,784
Roper Industries, Inc.	3,500	320,320
		761,104
Machinery - 4.8%
CNH Global NV (a)	13,926	597,565
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
IDEX Corp.	5,900	$ 246,620
Ingersoll-Rand PLC	14,447	576,146
WABCO Holdings, Inc. (a)	3,990	237,365
		1,657,696
Marine - 0.8%
DryShips, Inc. (a)	49,000	170,520
Ultrapetrol (Bahamas) Ltd. (a)	45,157	125,085
		295,605
TOTAL INDUSTRIALS		4,224,819
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 1.6%
Polycom, Inc. (a)	19,377	400,135
Riverbed Technology, Inc. (a)	5,100	145,197
		545,332
Computers & Peripherals - 1.0%
SanDisk Corp. (a)	7,300	361,058
Electronic Equipment & Components - 1.5%
Aeroflex Holding Corp. (a)	15,101	165,658
Maxwell Technologies, Inc. (a)	19,449	353,777
		519,435
Internet Software & Services - 2.5%
Blinkx PLC (a)	74,691	94,461
Rackspace Hosting, Inc. (a)	5,186	270,917
Velti PLC (a)	12,443	123,310
VeriSign, Inc.	10,600	391,670
		880,358
IT Services - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	7,261	515,168
Semiconductors & Semiconductor Equipment - 5.7%
ASML Holding NV	8,300	378,065
Ceva, Inc. (a)	10,338	254,832
Freescale Semiconductor Holdings I Ltd. (d)	12,500	201,625
KLA-Tencor Corp.	7,100	343,640
NVIDIA Corp. (a)	23,600	357,540
NXP Semiconductors NV (a)	10,100	250,480
ON Semiconductor Corp. (a)	18,800	170,516
		1,956,698
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 8.2%
ANSYS, Inc. (a)	5,279	$ 333,527
Ariba, Inc. (a)	6,500	204,555
Autodesk, Inc. (a)	10,900	412,565
Check Point Software Technologies Ltd. (a)	5,800	337,328
Citrix Systems, Inc. (a)	8,735	652,853
Informatica Corp. (a)	7,703	378,679
Intuit, Inc.	6,043	349,527
Nuance Communications, Inc. (a)	6,814	176,619
		2,845,653
TOTAL INFORMATION TECHNOLOGY		7,623,702
MATERIALS - 8.4%
Chemicals - 6.6%
CF Industries Holdings, Inc.	3,807	708,102
CVR Partners LP	11,987	321,971
Monsanto Co.	4,300	332,734
Potash Corp. of Saskatchewan, Inc.	7,600	353,487
Rentech Nitrogen Partners LP	9,000	222,660
The Mosaic Co.	6,331	365,615
		2,304,569
Metals & Mining - 1.8%
First Quantum Minerals Ltd.	11,500	263,083
Ivanhoe Mines Ltd. (a)	10,300	178,701
Walter Energy, Inc.	2,700	175,041
		616,825
TOTAL MATERIALS		2,921,394
TOTAL COMMON STOCKS (Cost $33,766,097)		34,257,827
Money Market Funds - 10.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	525,529	$ 525,529
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,020,852	3,020,852
TOTAL MONEY MARKET FUNDS (Cost $3,546,381)		3,546,381
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $37,312,478)		37,804,208
NET OTHER ASSETS (LIABILITIES) - (9.0)%		(3,130,752)
NET ASSETS - 100%		$ 34,673,456
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 234
Fidelity Securities Lending Cash Central Fund	3,385
Total	$ 3,619
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $37,663,493. Net unrealized appreciation aggregated $140,715, of which $4,132,894 related to appreciated investment securities and $3,992,179 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2012